Goodwill and Other Intangible Assets - Additional Information (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)
Disclosure of intangible assets and goodwill [Line Items]
Annual impairment of goodwill	$ 0
Period of discounted cash flow method for calculating value in use	5-year
Terminal growth rate	4.50%
Cash flows discounted rate	10.00%
Annual impairment of Indefinite life intangible assets	$ 0	$ 0
Bottom of range [member]
Disclosure of intangible assets and goodwill [Line Items]
Price earnings multiples used	9	10
Terminal growth rate		3.00%
Cash flows discounted rate		10.00%
Top of range [member]
Disclosure of intangible assets and goodwill [Line Items]
Price earnings multiples used	12	12.5
Terminal growth rate		5.00%
Cash flows discounted rate		12.00%